Shareholders Equity - Changes in the Composition of the Share of CHN Industrial (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding	1,362,048,989	1,355,319,640	1,350,073,530
Capital increase	1,693,695	6,729,349	5,246,110
Common stock repurchases	(2,111,781)
Common shares, shares outstanding	1,361,630,903	1,362,048,989	1,355,319,640
Special voting shares, shares outstanding	413,249,206	415,399,503	468,994,386
Special voting shares, shares outstanding	412,268,203	413,249,206	415,399,503
Common and special voting shares, shares outstanding	1,775,298,195	1,770,719,143	1,819,067,916
Common and special voting shares, shares outstanding	1,773,899,106	1,775,298,195	1,770,719,143
Special Voting Shares [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Retirement of special voting shares	(981,003)	(2,150,297)	(53,594,883)